Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Net Sales from External Customers	The following table summarizes net sales from external customers (in thousands):
	Year Ended December 31,
	2023	2022	2021
United States	$1,362,423	$1,553,389	$2,101,975
Canada	114,948	138,123	211,778
Rest of world	19,592	28,761	62,472
Total	$1,496,963	$1,720,273	$2,376,225

Schedule of Net Sales by Product Category and Revenue Stream	The following table summarizes net sales by product category and revenue stream (in thousands):
	Year Ended December 31,
Net Sales by Product Category	2023	2022	2021
Components & Storage	$910,772	$1,046,095	$1,346,053
Computer System	327,263	345,949	644,923
Office Solutions	80,767	96,679	155,526
Software & Services	55,091	58,424	56,402
Electronics	31,020	38,302	52,058
Others	92,050	134,824	121,263
Total Net Sales	$1,496,963	$1,720,273	$2,376,225
	Year Ended December 31,
Net Sales by Revenue Stream	2023	2022	2021
Direct sales revenues(1)	$1,396,624	$1,607,027	$2,243,421
Marketplace revenues(2)	32,330	47,005	63,492
Services revenues(3)	68,009	66,241	69,312
Total Net Sales	$1,496,963	$1,720,273	$2,376,225
(1)	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
(2)	Includes all the commission revenues earned from sales made by sellers on its websites.
(3)	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.

Schedule of Net Property, Plant and Equipment	The following table summarizes net property, plant and equipment by country (in thousands):
	As of December 31,
	2023	2022
United States	$40,063	$21,637
Canada	76	94
Rest of world	21,340	23,344
Total	$61,479	$45,075